Significant Accounting Policies (Details) - Schedule of Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Leasehold improvement [Member]
Significant Accounting Policies (Details) - Schedule of Property and Equipment, Net [Line Items]
Property and equipment estimated economic lives	Shorter of the lease term or estimated economic life
Building [Member]
Significant Accounting Policies (Details) - Schedule of Property and Equipment, Net [Line Items]
Property and equipment estimated useful lives	20 years
Furniture [Member]
Significant Accounting Policies (Details) - Schedule of Property and Equipment, Net [Line Items]
Property and equipment estimated useful lives	5 years
Office equipment [Member]
Significant Accounting Policies (Details) - Schedule of Property and Equipment, Net [Line Items]
Property and equipment estimated useful lives	3 years
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of Property and Equipment, Net [Line Items]
Property and equipment estimated useful lives	5 years